Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Components
5. Balance Sheet Components
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Prepaid expenses and other receivables	$4,516	$1,610
Payroll tax credit receivable	400	650

Total prepaid expenses and other current assets	$4,916	$2,260

Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Leasehold improvements	$7,317	$7,261
Vehicles	6,868	6,331
Technology infrastructure	3,192	2,912
Equipment	9,477	2,524
Other	793	694

Total property and equipment	27,647	19,722
Less: accumulated depreciation	(16,096)	(13,980)
Construction in progress	7,245	981

Total property and equipment, net	$18,796	$6,723

Depreciation and amortization expense was $0.9 million and $2.1 million for the three and nine months ended September 30, 2025, respectively, and $1.2 million and $3.6 million for the three and nine months ended September 30, 2024, respectively.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Accrued bonus	$3,242	$8,800
Accrued payroll and related expenses	1,098	1,460
Other current liabilities and accrued expenses	2,951	1,156
Deferred revenue	80	—

Total accrued expenses and other current liabilities	$7,371	$11,416

5.	Balance Sheet Components
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2024	2023
Deferred contract costs	$—	$1,026
Prepaid expenses and other receivables	1,610	978
Payroll tax credit receivable	650	900

Total prepaid expenses and other current assets	$2,260	$2,904

Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2024	2023
Leasehold improvements	$7,261	$7,207
Vehicles	6,331	5,835
Technology infrastructure	2,912	2,641
Equipment	2,524	1,002
Other	694	666

Total property and equipment	19,722	17,351
Less: accumulated depreciation	(13,980)	(9,605)
Construction in progress	981	—

Total property and equipment, net	$6,723	$7,746

Depreciation and amortization expense for the years ended December 31, 2024 and 2023 was $4.6 million and $4.2 million, respectively.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2024	2023
Accrued bonus	$8,800	$3,984
Deferred revenue	—	1,144
Accrued payroll and related expenses	1,460	447
Other current liabilities and accrued expenses	1,156	699

Total accrued expenses and other current liabilities	$11,416	$6,274